SCHEDULE OF BLACK SCHOLES VALUATION MODEL FOR VALUATION OF WARRANTS (Details) - Roth And Inducement Warrants [Member]	Dec. 28, 2023 $ / shares shares
Class of Warrant or Right [Line Items]
Term (years)	5 years
Stock price	$ 280.80
Exercise price	$ 246.60
Dividend yield	0.00%
Expected volatility	92.00%
Risk free interest rate	3.80%
Warrants, number of warrants | shares	12,841
Value (per share)	$ 208.80